Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
QUARTERLY FINANCIAL DATA (Unaudited)

NOTE 16 – QUARTERLY FINANCIAL DATA (Unaudited)

The following tables summarize the Corporation’s quarterly results for the years ended December 31, 2011 and 2010.

	September 30,	September 30,	September 30,	September 30,
	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
2011:

Total interest income	$5,413	$5,597	$5,770	$5,952
Total interest expense	1,223	1,269	1,282	1,339

Net interest income	4,190	4,328	4,488	4,613
Provision for losses on loans	1,600	625	2,536	675
Noninterest income	1,782	1,329	1,745	1,502
Noninterest expense	5,045	4,995	5,821	5,431

Income (loss) before income tax expense (benefit)	(673)	37	(2,124)	9
Federal income tax expense (benefit)	518	(239)	(268)	(24)

Net income (loss)	$(1,191)	$276	$(1,856)	$33

Income (loss) per share:
Basic	$(0.32)	$0.07	$(0.50)	$0.01
Diluted	$(0.32)	$0.07	$(0.50)	$0.01

	September 30,	September 30,	September 30,	September 30,
	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
2010:

Total interest income	$6,631	$6,896	$7,196	$7,395
Total interest expense	1,448	1,742	1,834	1,901

Net interest income	5,183	5,154	5,362	5,494
Provision for losses on loans	1,162	4,531	3,386	1,961
Noninterest income	2,175	1,711	1,793	436
Noninterest expense	6,021	6,242	5,737	5,488

Income (loss) before income taxes (credits)	175	(3,908)	(1,968)	(1,519)
Federal income tax expense (credit)	530	5,151	60	(631)

Net loss	$(355)	$(9,059)	$(2,028)	$(888)

Loss per share:
Basic	$(0.10)	($2.44)	$(0.54)	$(0.24)
Diluted	$(0.10)	($2.44)	$(0.54)	$(0.24)